Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal (U.S.)
State (U.S.)
Foreign — Israel
Total current tax provision
Deferred:
Federal (U.S.)
State (U.S.)
Foreign — Israel
Total deferred tax benefit
Total provision (benefit) for income taxes